Taxation - Summary of Per Share Effect of Tax Holidays (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effect of tax holiday	$ 1,786	$ 824	$ (569)
Per share effect – basic and diluted	$ (0.01)	$ 0.00	$ 0.00